RETIREMENT AND PROFIT SHARING PLANS - Reconciliation of Fair Value Assets Measured on Recurring Basis (Details) - Non-U.S. Plans - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 1,126,387	$ 1,126,871
Mutual fund equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	196,226	239,293
Non-U.S. corporate equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	18,163
Non-U.S. government debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	280,758	168,705
Non-U.S. corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	17,568	16,238
Mutual fund debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	189,337	379,989
Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	65,401	48,089
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	248,922	167,783
Other
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	110,012	106,774
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	282,883	237,986
Level 1 | Mutual fund equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	7,430	4,954
Level 1 | Non-U.S. corporate equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0
Level 1 | Non-U.S. government debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	192,484	168,705
Level 1 | Non-U.S. corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	17,568	16,238
Level 1 | Mutual fund debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 1 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	65,401	48,089
Level 1 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	635,594	791,004
Level 2 | Mutual fund equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	188,796	234,339
Level 2 | Non-U.S. corporate equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	18,163
Level 2 | Non-U.S. government debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	88,274	0
Level 2 | Non-U.S. corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 2 | Mutual fund debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	189,337	379,989
Level 2 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 2 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	68,569	69,902
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	82,455	106,774
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	207,910	97,881
Level 3 | Mutual fund equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 3 | Non-U.S. corporate equity securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0
Level 3 | Non-U.S. government debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 3 | Non-U.S. corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 3 | Mutual fund debt securities
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 3 | Cash and short-term investments
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	0	0
Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	180,353	97,881
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets	$ 27,557	$ 0